28. Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2019
Other Income (Expenses), Net [Abstract]
Schedule of other income (expenses), net
	2019	2018	2017
Income
Subsidy income, net	21,572	25,305	28,722
Fines on telecommunications services	50,499	44,411	41,699
Revenue from disposal of assets	2,214	1,708	2,865
Other income (a)	1,878,558	282,041	171,273
	1,952,843	353,465	244,559
Expenses
FUST/FUNTTEL (b)	(137,169)	(143,167)	(140,878)
Taxes, fees and contributions	(4,024)	(4,092)	(4,466)
Provision for legal and administrative proceedings, net of reversal
	(466,460)	(452,463)	(366,476)
Expenses from disposal of assets	(7,055)	(4,424)	(6,618)
Other expenses	(62,593)	(32,608)	(24,831)
	(677,301)	(636,754)	(543,269)

Other revenues (expenses), net	1,275,542	(283,289)	(298,710)

(a) The variation in the period refers to: (i) credits from legal proceedings held by the Company with a final decision in favor of the Company in higher courts in 2019, which discussed the exclusion of ICMS from the calculation base of PIS and COFINS contributions.  The amount of R$ 1,795 million was recorded under other revenues in June 2019 (Note 9) and (ii) amortization of deferred revenue from the sale of the towers (Note 15).

(b) Expenses incurred with contributions on several telecommunications revenue amounts due to ANATEL, according to the legislation in force.